Note Employee benefits (Postretirement health care benefit plan with an accumulated benefit obligation in excess of plan assets) (Detail) - Postretirement Health Care Benefit Plan - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Postretirement Health Care Benefit Plan With An Accumulated Benefit Obligation In Excess Of Plan Assets Table Text Block [Line Items]
Projected benefit obligation	$ 170,720	$ 162,365
Accumulated benefit obligation	170,720	162,365
Fair value of plan assets	$ 0	$ 0